Dear Variable Annuity Owner:


The U.S. stock market had another strong year in 1996. The major international stock markets were mixed, but generally ended the year on a positive note. The U.S. bond market was relatively flat, especially when compared to the previous year's strong bond market. International bond markets were generally weaker as well. Results in the subaccounts of the MEMBERS(R) Variable Annuity are shown below:

                                        Percent increase
                                       in Unit Value from
Subaccount                          12/31/95 through 12/31/96
-------------------------------------------------------------------------
Capital Appreciation Stock                  19.77%
Growth and Income Stock                     20.38%
Balanced                                     9.31%
Bond                                         1.41%
Money Market                                 3.41%
International Stock                         13.14%
World Governments                            2.57%
Emerging Growth                              0.80%*
-------------------------------------------------------------------------
*The Emerging Growth Subaccount was added on May 1, 1996.

This booklet is divided into several sections. Each section contains the annual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:
         Statement of Assets and Liabilities....................page   2
         Statement of Operations................................page   4
         Statement of Changes in Net Assets.....................page   5
         Notes to the Financial Statements......................page   7
         Independent Auditors' Report...........................page  11

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the fund results and the managers' outlook. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government Series and the MFS(R) Emerging Growth Series of the MFS(R) Variable Insurance TrustSM.

The growth of assets in the MEMBERS(R) Variable Annuity has been very strong. The net assets in the CUNA Mutual Life Variable Account increased from just over $124 million on 12/31/95 to over $399 million on 12/31/96. We appreciate the trust you place in us when you make our product a part of your long term financial portfolio. We will work hard to continue to earn your trust in 1997.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   4,757,746 shares at net asset
   value of $14.60 per share
   (cost $61,156,372)                 $69,455,056   $             --       $          --      $           --      $           --

Growth and Income Stock Fund,
   6,153,543 shares at net asset
   value of $21.32 per share
   (cost $116,294,147)                         --         131,212,651                 --                  --                  --

Balanced Fund, 6,634,711 shares
   at net asset value of $15.29
   per share (cost $97,730,147)                --                  --        101,428,944                  --                  --

Bond Fund, 1,881,581 shares
   at net asset value of $10.33
   per share (cost $19,515,665)                --                  --                 --          19,430,968                  --

Money Market Fund, 16,285,312
   shares at net asset value of
   $1.00 per share
   (cost $16,285,312)                          --                  --                 --                  --          16,285,312
                                       ----------          ----------         ----------          ----------          ----------
     Total assets                      69,455,056         131,212,651        101,428,944          19,430,968          16,285,312
                                       ----------          ----------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         11,912              22,579             17,404               3,296               2,826
Other accrued expenses                      1,429               2,709              2,088                 396                 339
                                       ----------          ----------         ----------          ----------          ----------
     Total liabilities                     13,341              25,288             19,492               3,692               3,165
                                       ----------          ----------         ----------          ----------          ----------
     Net assets                       $69,441,715        $131,187,363       $101,409,452         $19,427,276         $16,282,147
                                       ==========          ==========         ==========          ==========          ==========
     Units outstanding
     (note 5 and note 6)                4,495,720         8,541,383          7,783,833           1,686,539           1,492,704
                                       ==========          ==========         ==========          ==========          ==========
     Net asset value per unit              $15.45              $15.36             $13.03              $11.52              $10.91
                                       ==========          ==========         ==========          ==========          ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                      International           World             Emerging
                                          Stock            Governments           Growth
Assets:                                Subaccount          Subaccount          Subaccount*
Investments in Ultra Series Fund:
   (note 2)

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   2,632,817 shares at net asset
   value of $12.64 per share
   (cost $30,014,815)                 $33,278,810      $           --     $           --

Investments in MFSAE Variable
  Insurance TrustSM:
   World Governments Series,
   1,131,677 shares at net asset
   value of $10.58 per share
   (cost $11,673,106)                          --          11,973,140                 --

Investments in MFSAE Variable
  Insurance TrustSM:
   Emerging Growth Series,
   1,256,485 shares at net asset
   value of $13.24 per share
   (cost $16,525,193)                         --                  --         16,635,864
                                       ----------         -----------        -----------
     Total assets                      33,278,810          11,973,140         16,635,864
                                       ----------         -----------        -----------
Liabilities
Accrued adverse mortality and
   expense charges                          5,641               2,029              2,792
Other accrued expenses                        677                 244                335
                                       ----------         -----------        -----------
     Total liabilities                      6,318               2,273              3,127
                                       ----------         -----------        -----------
     Net assets                       $33,272,492         $11,970,867        $16,632,737
                                       ==========         ===========        ===========
     Units outstanding
      (note 5 and note 6)               2,683,277         1,033,483          1,650,627
                                       ==========         ===========        ===========
     Net asset value per unit              $12.40              $11.58             $10.08
                                       ==========         ===========        ===========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                December 31, 1996


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                      $2,616,414          $4,614,675         $5,018,706            $886,717            $604,948
  Adverse mortality and expense
   charges(note 3)                       (586,069)           (992,029)          (833,237)           (162,630)           (160,532)
  Administrative charges                  (70,328)           (119,043)           (99,988)            (19,516)            (19,264)
                                         --------            --------           --------            --------            --------
  Net investment income (loss)          1,960,017           3,503,603          4,085,481             704,571             425,152
                                         --------            --------           --------            --------            --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities     1,560,118             206,568            183,878             342,674          21,549,070
   Cost of securities sold             (1,375,699)           (175,373)          (170,464)           (344,619)        (21,549,070)
                                        ---------           ---------           --------            --------            --------
   Net realized gain (loss) on
    security transactions                 184,419              31,195             13,414              (1,945)                 --
  Net change in unrealized
   appreciation or depreciation
   on investments                       6,603,942          13,287,638          2,775,771            (263,632)                 --
                                        ---------           ---------           --------            --------            --------
   Net gain (loss) on investments       6,788,361          13,318,833          2,789,185            (265,577)                 --
                                        ---------           ---------           --------            --------            --------
Net increase (decrease) in net
  assets resulting from operations     $8,748,378         $16,822,436         $6,874,666            $438,994            $425,152
                                        =========           =========           ========            ========            ========


                                      International           World             Emerging
                                          Stock            Governments           Growth
Investment income (loss):              Subaccount          Subaccount          Subaccount*
                                       ----------          ----------          -----------
  Dividend income                        $529,876        $         --           $137,706
  Adverse mortality and expense
   charges (note 3)                      (274,789)           (112,193)           (74,180)
  Administrative charges                  (32,975)            (13,463)            (8,902)
                                         --------            --------           --------
  Net investment income (loss)            222,112            (125,656)            54,624
                                         --------            --------           --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities        14,375             353,101                 --
   Cost of securities sold                (13,251)           (355,865)                --
                                         --------            --------           --------
   Net realized gain (loss) on
    security transactions                   1,124              (2,764)                --
  Net change in unrealized
  appreciation or depreciation
  on investments                        2,489,462             448,184            110,671
                                        ---------           ---------           --------
   Net gain (loss) on investments       2,490,586             445,420            110,671
                                        ---------           ---------           --------
Net increase (decrease) in net
  assets resulting from operations     $2,712,698            $319,764           $165,295
                                        =========           =========          =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).




                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1996 and 1995


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $1,960,017              $748,689                     $3,503,603            $2,445,983
  Net realized gain (loss) on
   security transactions                     184,419                 1,478                         31,195                 6,948
  Net change in unrealized appreciation
   or depreciation on investments          6,603,942             1,856,614                     13,287,638             1,848,620
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations   8,748,378             2,606,781                     16,822,436             4,301,551
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            66,511,107            26,775,941                    112,789,079            34,898,103
  Cost of units repurchased              (31,925,414)           (6,523,112)                   (34,256,064)           (9,194,950)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     34,585,693            20,252,829                     78,533,015            25,703,153
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets         43,334,071            22,859,610                     95,355,451            30,004,704
Net assets:
  Beginning of period                     26,107,644             3,248,034                     35,831,912             5,827,208
                                          ----------            ----------                     ----------            ----------
  End of period                          $69,441,715           $26,107,644                   $131,187,363           $35,831,912
                                          ==========            ==========                     ==========            ==========


                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $4,085,481            $1,717,682                       $704,571              $195,183
  Net realized gain (loss) on
   security transactions                      13,414                 4,302                         (1,945)                3,149
  Net change in unrealized appreciation
   or depreciation on investments          2,775,771             1,148,835                       (263,632)              216,889
                                          ----------            ----------                      ---------             ---------
    Change in net assets from operations   6,874,666             2,870,819                        438,994               415,221
                                          ----------            ----------                      ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sale of units             91,579,338            32,100,084                     20,883,364             7,330,321
  Cost of units repurchased              (29,216,779)           (9,369,392)                    (8,218,653)           (2,685,189)
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                     62,362,559            22,730,692                     12,664,711             4,645,132
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets         69,237,225            25,601,511                     13,103,705             5,060,353
Net assets:
  Beginning of period                     32,172,227             6,570,716                      6,323,571             1,263,218
                                          ----------            ----------                     ----------             ---------
  End of period                         $101,409,452           $32,172,227                    $19,427,276            $6,323,571
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1996 and 1995


                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $425,152              $192,649                       $222,112              $(80,827)
  Net realized gain (loss) on
   security transactions                          --                    --                          1,124                 3,124
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      2,489,462               873,668
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations     425,152               192,649                      2,712,698               795,965
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            71,914,632            26,622,937                     37,340,833            13,898,714
  Cost of units repurchased              (62,787,600)          (22,701,986)                   (18,736,774)           (6,004,541)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      9,127,032             3,920,951                     18,604,059             7,894,173
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        9,552,184             4,113,600                     21,316,757             8,690,138
Net assets:
  Beginning of period                      6,729,963             2,616,363                     11,955,735             3,265,597
                                          ----------            ----------                     ----------            ----------
  End of period                          $16,282,147            $6,729,963                    $33,272,492           $11,955,735
                                          ==========            ==========                     ==========            ==========


                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT*
Operations:                                    1996                  1995                          1996
                                               ----                  ----                          ----
  Net investment income (loss)             $(125,656)             $486,265                        $54,624
  Net realized gain (loss) on
   security transactions                      (2,764)               12,038                             --
  Net change in unrealized appreciation
   or depreciation on investments            448,184              (114,274)                       110,671
                                           ---------             ---------                      ---------
    Change in net assets from operations     319,764               384,029                        165,295
                                           ---------             ---------                      ---------
Capital unit transactions (note 5):
  Proceeds from sale of units             14,413,481             7,213,831                     21,632,015
  Cost of units repurchased               (8,476,180)           (3,747,086)                    (5,164,573)
                                           ---------             ---------                      ---------
   Change in net assets from capital
    unit transactions                      5,937,301             3,466,745                     16,467,442
                                           ---------             ---------                      ---------
Increase (decrease) in net assets          6,257,065             3,850,774                     16,632,737
Net assets:
  Beginning of period                      5,713,802             1,863,028                             --
                                           ---------             ---------                      ---------
  End of period                          $11,970,867            $5,713,802                    $16,632,737
                                           =========             =========                      =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) formerly known as Century Life of America, to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eight subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFSAE Variable Insurance TrustSM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFSAE Variable Insurance TrustSM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has five funds available as investment options under the Contracts while T. Rowe Price International Fund, Inc. has one and MFSAE Variable Insurance TrustSM has two funds available as an investment option under the Contracts. Ultra Series Fund and MFSAE Variable Insurance TrustSM also have other funds that are not available under the Contracts. All three companies may, in the future, create additional funds that may or may not be available as investment options under the Contracts. Each fund has its own investment objectives and the income, gains and losses for each fund are determined separately for that fund.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFSAE Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions. for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.


(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1996, was as follows:

     Capital Appreciation Stock Fund............................   $38,116,184
     Growth and Income Stock Fund...............................    82,264,387
     Balanced Fund..............................................    66,647,750
     Bond Fund..................................................    13,714,928
     Money Market Fund..........................................    31,103,634
     International Stock Portfolio..............................    18,845,494
     World Governments Series...................................     6,166,365
     Emerging Growth............................................    16,525,193
                                                                   -----------
                                                                  $273,383,935
                                                                   ===========


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Variable Account for the years ended December 31, 1995 and 1996, were as follows:

                                          Capital
                                       Appreciation         Growth and                                                    Money
                                           Stock           Income Stock          Balanced              Bond              Market
                                        Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Units outstanding at December 31, 1994     324,922            593,599            664,679             127,666             257,622
Units sold                               2,250,573           2,997,868          2,868,364             676,502           2,565,795
Units repurchased                         (550,906)           (783,591)          (834,994)           (247,419)         (2,185,506)
                                          --------            --------           --------            --------            --------
Units outstanding at December 31, 1995    2,024,589          2,807,876          2,698,049             556,749             637,911
                                          --------            --------           --------            --------            --------
Units sold                               4,725,115           8,201,765          7,449,013           1,861,200           6,697,714
Units repurchased                       (2,253,984)         (2,468,258)        (2,363,229)           (731,410)         (5,842,921)
                                          --------            --------           --------            --------            --------
Units outstanding at December 31, 1996   4,495,720           8,541,383          7,783,833           1,686,539           1,492,704
                                          ========            ========           ========            ========            ========


                                           International           World             Emerging
                                               Stock            Governments           Growth
                                            Subaccount          Subaccount          Subaccount*
Units outstanding at December 31, 1994         326,923            186,155                 --
Units sold                                   1,336,544             663,603
Units repurchased                             (572,786)           (343,768)                --
                                              --------            --------           --------
Units outstanding at December 31, 1995       1,090,681             505,990                 --
                                              --------            --------           --------
Units sold                                   3,189,527           1,277,826          2,162,251
Units repurchased                           (1,596,931)           (750,333)          (511,624)
                                              --------            --------           --------
Units outstanding at December 31, 1996       2,683,277           1,033,483          1,650,627
                                              ========            ========           ========

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Annuitization

     As of December 31, 1996, there were no annuitized contracts.


(7)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                   Capital Appreciation         Growth and Income             Balanced                    Bond
                                     Stock Subaccount           Stock Subaccount             Subaccount                Subaccount

 Net asset value:                    1996*        1995         1996*        1995         1996*         1995         1996*       1995
                                     -----        ----         -----        ----         -----         ----         -----       ----

   Beginning of period             $12.90       $10.00       $12.76         $9.82       $11.92        $9.89       $11.36       $9.89

   End of period                    15.45        12.90        15.36         12.76        13.03        11.92        11.52       11.36

 Percentage increase in unit
   value during  period             19.77%        29.0%       20.38%         29.9%        9.31%        20.5%        1.41%      14.9%

 Number of units outstanding
   at end of period              4,495,720    2,024,589    8,541,383     2,807,876    7,783,833    2,698,049    1,686,539    556,749



                                      Money Market               International           World Governments          Emerging Growth
                                       Subaccount              Stock Subaccount             Subaccount                Subaccount

Net asset value:                    1996*        1995         1996*        1995         1996*         1995        1996**
                                    -----        ----         -----        ----         -----         ----        ------

  Beginning of period             $10.55       $10.16       $10.96         $9.99       $11.29       $10.01       $10.00

  End of period                    10.91        10.55        12.40         10.96        11.58        11.29        10.08

Percentage increase in unit
  value during  period             3.41%         3.8%       13.14%          9.7%        2.57%        12.8%        0.80%

Number of units outstanding
  at end of period             1,492,704      637,911    2,683,277     1,090,681    1,033,483      505,990    1,650,627

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1996, was 3.3% and the "effective yield" for that period was 3.4%.

* 1996 data is for the year ended December 31, 1996.

**1996 data is for the eight-month period ended December 31, 1996.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1996, the related statements of operations for the year then ended; changes in net assets and the condensed financial information for each of the years in the two-year (eight months for Emerging Growth Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996 were verified by audit of the statements of assets and liabilities of the underlying fund of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1996, the results of their operations for the year then ended; changes in their net assets and the condensed financial information for each of the years in the two-year (eight months for Emerging Growth Subaccount) period then ended, in conformity with generally accepted accounting principles.


                                            KPMG PEAT MARWICK LLP

Des Moines, Iowa
February 7, 1997